Right-of-use assets and leases payable - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets and leases payable
Expense relating to leases of low-value assets	R$ 18,466	R$ 13,524	R$ 13,965